LIBERTY CONTRARIAN FUND
                             Class A, B and C Shares

                     Supplement to March 1, 2001 Prospectus


The Fund's Prospectus is amended as follows:

Footnote (5) to the table "Annual Fund Operating Expenses" under the sub-caption YOUR EXPENSES under the caption THE FUND is revised as follows:

(5) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.35%. As a result, the actual advisory fees for each share class would have been 0.00%, other expenses would have been 1.35% and total annual fund operating expenses for Class A, B and C shares would have been 1.60%, 2.35% and 2.35%, respectively. This arrangement may be modified or terminated by the advisor at any time.



739-36/485G-0601                                                 June 22, 2001

                 LIBERTY CONTRARIAN INCOME FUND
                       Class Z Shares

            Supplement to March 1, 2001 Prospectus


The Fund's Prospectus is amended as follows:

Footnote (4) to the table "Annual Fund Operating Expenses" under the sub-caption YOUR EXPENSES under the caption THE FUND is revised as follows:

(4) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.55%. As a result, for Class Z shares the actual advisory fees would have been 0.00%, other expenses would have been 0.52%, and total annual fund operating expenses would have been 0.52%. This arrangement may be modified or terminated by the advisor at any time.



746-36/482G-0601                                                  June 22, 2001

                              LIBERTY CONTRARIAN SMALL-CAP FUND
                                LIBERTY CONTRARIAN EQUITY FUND
                                LIBERTY CONTRARIAN INCOME FUND
                                  Class A, B and C Shares

                         Supplement to March 1, 2001 Prospectus


The Funds' Prospectus is amended as follows:

1. The "Calendar Year Total Returns" bar chart under the caption PERFORMANCE HISTORY for the Liberty Contrarian Equity Fund is revised as follows:


        Calendar Year Total Returns (Class A)


2. Footnote (5) to the table "Annual Fund Operating Expenses" under the sub-caption YOUR EXPENSES under the caption THE FUNDS for the Liberty Contrarian Small-Cap Fund is revised as follows:

     (5) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.25%. As a result, the actual advisory fees for each share class would have been 0.66% and total annual fund operating expenses for Class A, B and C shares would have been 1.44%, 2.19% and 2.19%, respectively. This arrangement may be modified or terminated by the advisor at any time.

3. Footnote (10) to the table "Annual Fund Operating Expenses" under the sub-caption YOUR EXPENSES under the caption THE FUNDS for the Liberty Contrarian Equity Fund is revised as follows:

     (10) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.17%. As a result, the actual advisory fees for each share class would have been 0.79% and total annual fund operating expenses for Class A, B and C shares would have been 1.38%, 2.13% and 2.13%, respectively. This arrangement may be modified or terminated by the advisor at any time.

4. Footnote (15) to the table "Annual Fund Operating Expenses" under the sub-caption YOUR EXPENSES under the caption THE FUNDS for the Liberty Contrarian Income Fund is revised as follows:

     (15) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.55%. As a result, the actual advisory fees for each share class would have been 0.00%, other expenses would have been 0.52% and total annual fund operating expenses for Class A, B and C shares would have been 0.77%, 1.52% and 1.52%, respectively. This arrangement may be modified or terminated by the advisor at any time.



CHF-36/483G-0601                                                   June 22, 2001

              LIBERTY CONTRARIAN SMALL-CAP FUND
                        Class Z Shares

            Supplement to March 1, 2001 Prospectus


The Fund's Prospectus is amended as follows:

Footnote (4) to the table "Annual Fund Operating Expenses" under the sub-caption YOUR EXPENSES under the caption THE FUND is revised as follows:

(4) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.25%. As a result, for Class Z shares the actual advisory fees would be 0.66% and total annual fund operating expenses would be 1.19%. This arrangement may be modified or terminated by the advisor at any time.




743-36/486G-0601                                               June 22, 2001